Class A Class C And Investor Class [Member] Average Annual Total Returns - Class A, Class C and Investor Class		12 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	146 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%	2.98%	10.55%
Performance Inception Date	[1]				Jul. 01, 2015
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.29%
Performance Inception Date	[2]				Jul. 01, 2015
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(6.37%)	(1.40%)	7.27%
Performance Inception Date						Nov. 15, 2013
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.22%)	(3.26%)	5.36%
Performance Inception Date						Nov. 15, 2013
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	(2.41%)	(1.22%)	5.53%
Performance Inception Date	[3]					Nov. 15, 2013
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(11.90%)	(2.72%)	6.40%
Performance Inception Date						Nov. 15, 2013
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(7.21%)	(2.26%)	6.27%
Performance Inception Date					Jul. 01, 2015

[1]	Additional index.
[2]	Broad-based securities market index.
[3]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.